Leases - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Presentation of leases for lessee [abstract]
Rental expense, concessions	€ 3.4	€ 5.1	€ 0.0